Significant accounting judgments, assumptions and estimates	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant accounting judgments, assumptions and estimates
4 .	Significant accounting judgments, assumptions and estimates
The preparation of consolidated financial statements of the Company requires management to make judgments and estimates and adopt assumptions that affect the reported amounts of revenue, expenses, assets, liabilities and disclosures of contingent liabilities at the date of the financial statements. Uncertainty relating to these assumptions and estimates could lead to amounts that require a significant adjustment to the book value of assets or liabilities affected in future periods.
In the process of applying the Company’s accounting policies, management has made the following judgments, estimates and assumptions which have the most significant effect on the amounts recognized in the consolidated financial statements:

Estimates and assumptions
The main assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, involving a significant risk of causing a material adjustment of the book value of assets and liabilities within the next financial year, are discussed below:
Breakage
The Company recognizes revenue from tickets sold that are expected to expire unused based on historical data and experience. Estimating expected breakage requires management to make judgments, among other things, on the extent to which historical experience is an indication of customer behavior. Annually, or more frequently as the experience data suggests, management reassesses the historical data and makes required improvements.
Impairment of
non-financial
assets
An impairment loss exists when the book value of assets or cash-generating unit exceeds its recoverable amount, which is the higher of fair value less sales costs and value in use. The calculation of fair value less sales cost is based on information available of transaction of similar assets or market price less additional costs for disposing of assets.
The calculation of value in use is based on the discounted cash flow model. Cash flows are derived from the budget for the next five or seven years and do not include reorganization activities to which the Company have not yet committed or significant future investments that will improve the basis of assets of the cash-generating unit subject to the test.
The recoverable amount is affected by the discount rate used in the method of discounted cash flow and expected future cash receipts and growth rate used for extrapolation.
Transactions with share-based payments
The Company measures the cost of transactions settled with its own shares with employees based on the fair value of such shares at the grant date or at each reporting date, as applicable. The Company must estimate at each reporting date the quantity of awards expected to be vested considering performance and non-market
vesting conditions. Estimating the fair value of share-based payments requires determining the most appropriate assessment model for the grant of shares, which depends on the terms and conditions of the grant. This also requires determining the inputs used in the valuation models, including the option’s expected life, volatility, dividend income, and related assumptions. The assumptions and models used to estimate the fair value of share-based payments are disclosed in Note 28.
Provisions for tax, civil and labor risks
The Company recognizes provisions for civil and labor suits. The assessment of probability of loss includes assessing the available evidence and jurisprudence, the hierarchy of laws and most recent court decisions, and their relevance in the legal system, or the assessment of independent counsel. Provisions are reviewed and adjusted to take into account changes in circumstances such as the applicable limitation period, findings of tax inspections and additional exposures identified based on new issues or decisions of courts (Note 21).

Fair value of financial instruments
When the fair value of assets and liabilities presented in the statement of financial position cannot be obtained in an active market, it is determined using valuation techniques including the discounted cash flow model. The data for these methods is based on those prevailing in the market when possible. However, when it is not feasible, a certain level of judgment is required to establish fair value. Judgment includes considerations on the data used, for example, liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the fair value of the financial instruments.
“TudoAzul” Program - Loyalty Plan
As described in Note 3.17, the Company accounts for “
TudoAzul
” loyalty program using the deferred revenue method. Under the deferred revenue method, the Company accounts for awarded points as a separately identifiable component of the sales transactions in which they are granted and recognizes based on the relative individual selling price
. Deferred revenue, other than breakage on points, remains recognized until customers redeem their points, or when the points expire.
Provision for return of aircraft and engines
For aircraft under operating leases, the Company is contractually required to return the equipment at a predefined level of operational capability.
The aircraft return cost provision is estimated based on expenditures incurred in aircraft reconfiguration (interior and exterior), licensing and technical certification, painting etc., according to return terms.
The engine’s return cost provision is estimated based on evaluation and minimum contractual conditions of the equipment that should be returned to the lessor, considering not only the historical costs incurred, but also the equipment conditions at the time of evaluation.
Determination of useful life and significant components of property and equipment and right-of-use
The Company believes that important aircraft parts need to be separated, including engines, their respective scheduled heavy maintenance and structural checks. These parts are depreciated in accordance with the useful lives defined in the fleet renovation plan and the maintenance schedule.
Discount rate used for the initial lease calculation
When calculating the present value of lease payments, the Company uses the interest rate implicit in the lease and, when this cannot be readily determined, the Company’s incremental borrowing rate at the lease commencement date is used.
The incremental borrowing rate is calculated based on the risk-free interest rate for a similar term and a similar economic environment to the lease, as of the lease commencement date, adjusted for the risk spread of the Company and the collateral specific to the lease.